RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN (Details) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	$ 2,596,075	$ 5,815,204
Operating limited partnership rents received in advance	3,009	56,810
Accrued fund management fees not deducted (deducted) for tax purposes	(2,008,044)	(5,043,215)
Other	11,474,758	10,744,835
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(2,114,273)	(2,735,602)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(550,248)	(608,158)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(6,305,813)	(4,286,063)
Income (loss) for tax return purposes, year ended	3,095,464	3,943,811
Series Fifteen [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	590,961	(117,270)
Operating limited partnership rents received in advance	(2,059)	4,384
Accrued fund management fees not deducted (deducted) for tax purposes	(342,524)	94,556
Other	2,850,771	525,300
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(455,102)	(593,055)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(105,127)	(107,871)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(669,830)	(64,737)
Income (loss) for tax return purposes, year ended	1,867,090	(258,693)
Series Sixteen [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	3,285	508,571
Operating limited partnership rents received in advance	6,415	(651)
Accrued fund management fees not deducted (deducted) for tax purposes	40,901	(660,687)
Other	3,046,665	910,445
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(711,685)	(836,199)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(162,954)	(125,290)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(95,460)	(807,893)
Income (loss) for tax return purposes, year ended	2,127,167	(1,011,704)
Series Seventeen [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	930,695	5,558,239
Operating limited partnership rents received in advance	(1,157)	38,260
Accrued fund management fees not deducted (deducted) for tax purposes	(1,523,273)	(4,622,115)
Other	2,487,075	7,186,693
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(435,970)	(505,941)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(81,697)	(91,310)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(4,669,536)	(2,492,432)
Income (loss) for tax return purposes, year ended	(3,293,863)	5,071,394
Series Eighteen [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	489,636	(21,394)
Operating limited partnership rents received in advance	(74)	14,572
Accrued fund management fees not deducted (deducted) for tax purposes	(183,148)	145,031
Other	2,460,881	1,990,281
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(400,659)	(574,802)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(81,919)	(152,633)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(342,148)	(907,135)
Income (loss) for tax return purposes, year ended	1,942,569	493,920
Series Nineteen [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	581,498	(112,942)
Operating limited partnership rents received in advance	(116)	245
Accrued fund management fees not deducted (deducted) for tax purposes	0	0
Other	629,366	132,116
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(110,857)	(225,605)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(118,551)	(131,054)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(528,839)	(13,866)
Income (loss) for tax return purposes, year ended	$ 452,501	$ (351,106)